Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ (34,976)	$ (4,926)	¥ 195,225	¥ 170,012
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	1,237	174	1,149	745
Amortization of intangible assets	6,964	981	7,038	4,090
Loss from disposal of property and equipment	5	1
Provision (recovery) for doubtful accounts	17,865	2,516	2,739	(1,592)
Deferred tax expenses (benefit)	(4,460)	(628)	(1,402)	319
Change in fair value of contingent consideration	5,624	792	(13,071)	33,584
Change in fair value of warrant liabilities	(170)	(24)	(10,776)	(16,421)
Change in fair value of investment	9,023	1,271	(1,760)	(25,831)
Investments (income) loss	31,328	4,412	(25,449)	2,998
Impairment of long-term investments	11,800	1,662
Share based compensation	13,637	1,921	11,954	31,857
Amortization of right-of-use assets-operating lease	7,052	993	6,265
Changes in operating assets and liabilities
Accounts receivable	54,148	7,627	(112,058)	23,499
Prepaid expense and other current assets	20,284	2,857	64,180	(151,657)
Long term deposits and other assets	227	32	335	230
Accounts payable	(43,065)	(6,066)	25,503	18,712
Deferred revenue	4,203	592	22,397	15,838
Accrued salary and employee benefits	2,335	329	(14,109)	6,392
Accrued expenses and other current liabilities	7,334	1,033	(100,331)	3,825
Lease liabilities	(7,175)	(1,011)	(5,527)
Income tax payable	(526)	(74)	5,249	(299)
Net cash provided by operating activities	102,694	14,464	57,551	116,301
Cash flows from investing activities
Cash acquired from acquisition	212	30	9,707
Payment to acquisition	(3,546)	(499)	(13,800)
Payment for long term investments	(63,363)	(8,924)	(107,000)	(113,735)
Purchase of property and equipment and intangible assets	(493)	(69)	(2,153)	(1,389)
Net cash used in investing activities	(67,190)	(9,462)	(113,246)	(115,124)
Cash flows from financing activities
Net proceeds from private placement				15,284
Capital contribution by non-controlling shareholders	1,751	247
Proceeds from related parties	760	107
Proceeds from bank loan	5,000	704	5,000
Repayment for bank loan	(10,000)	(1,408)
Share repurchase	(2,734)	(385)	(16,482)
Net cash provided by (used in) financing activities	(5,223)	(735)	(11,482)	15,284
Effect of foreign exchange rate changes on cash	(108)	(17)	1,522	(282)
Net increase (decrease) in cash and cash equivalents	30,173	4,250	(65,655)	16,179
Cash and cash equivalents at beginning of the year	175,292	24,689	240,947	224,768
Cash and cash equivalents at end of the year	205,465	28,939	175,292	240,947
Supplemental disclosures of cash flow information:
Income taxes paid	13,447	1,894	9,076	(9,502)
Supplemental non-cash investing and financing information:
Conversion of convertible notes and rights				13,452
Recognition of contingent consideration			19,875
Issuance of Class A ordinary shares for acquisition			127,466
Issuance of Class A ordinary shares for achievement of earnout target	13,106	1,846	117,264	200,100
Issuance of Class B ordinary shares for achievement of earnout target			10,855
Shares to be issued for achievement of earnout target	9,960	1,403	13,106	128,119
Shares to be issued for Weiliantong Acquisition			20,817
Right-of-assets obtained in exchange for operating lease obligations			25,474
Non-controlling interests from Acquisition of SJ Verse Global Media LLC	¥ (288)	$ (41)